Financial instruments (Details 2) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liability	€ 375	€ 87	€ 27
Liquidity risk | Not later than one year
Disclosure of detailed information about financial instruments [line items]
Lease liability	59	22
Convertible bonds & Senior Notes	37
Bank Loan	0
Convertible bond		9
Revolving credit facility	0	0
Trade and other liabilities	1,082	713
Total monetary liabilities	1,178	744
Liquidity risk | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Lease liability	201	49
Convertible bonds & Senior Notes	431
Bank Loan	300
Convertible bond		581
Revolving credit facility	0	0
Trade and other liabilities	0	0
Total monetary liabilities	932	630
Liquidity risk | More than five years
Disclosure of detailed information about financial instruments [line items]
Lease liability	137	21
Convertible bonds & Senior Notes	1,558
Bank Loan	0
Convertible bond		0
Revolving credit facility	0	0
Trade and other liabilities	0	0
Total monetary liabilities	€ 1,695	€ 21